Preferred And Common Stock (Narrative) (Details) (USD $)	0 Months Ended		12 Months Ended
	Nov. 15, 2010	Nov. 19, 2007	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 1985
Class of Stock [Line Items]
Preferred stock, shares authorized						5,000,000
Preferred stock, par value						$ 0.50
Convertible preferred stock, shares issued		2,139,000
Convertible preferred stock dividend rate, percentage	6.50%	6.50%	6.50%
Issuance of common stock		55,440,000	539,664,386		530,315,453
Preferred stock, liquidation preference per share		$ 1,000
Preferred stock, common shares convertible	125,234,172
Preferred dividends				$ 139,000,000
Minimum
Class of Stock [Line Items]
Convertible preferred stock, shares issued upon conversion	58.5480
Preferred stock, common shares convertible	125,234,172
Maximum
Class of Stock [Line Items]
Convertible preferred stock, shares issued upon conversion	71.4286
Preferred stock, common shares convertible	152,785,775
Cash Convertible Notes
Class of Stock [Line Items]
Trading days			0 years 0 months 20 days
Convertible Preferred Stock
Class of Stock [Line Items]
Value of issued common stock, per share		1,000
Common Stock
Class of Stock [Line Items]
Value of issued common stock, per share		$ 14.00